Summary of Significant Accounting Policies - Schedule of Revenue Recognition (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue	¥ 600,775,492	$ 85,473,408	¥ 565,273,477	¥ 497,868,200
Point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue	268,906,138	38,257,759	242,162,290	158,069,415
Over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	¥ 331,869,354	$ 47,215,649	¥ 323,111,187	¥ 339,798,785